SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
Condensed Consolidating Financial Statements of The ServiceMaster Company, LLC and Subsidiaries [Abstract]
SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION

SCHEDULE I
SERVICEMASTER GLOBAL HOLDINGS, INC. (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF INCOME
(In millions)

	Year ended December 31,
	2013	2012	2011
Revenue	$—	$—	$—
Selling and administrative expenses	1	1	—
Interest and net investment (income) loss	—	—	(7)
Loss on extinguishment of debt	—	—	(1)

(Loss) Income from Continuing Operations before Income Taxes	(1)	(1)	8
Provision for income taxes	—	—	3

(Loss) Income from Continuing Operations	(1)	(1)	5
Equity in earnings of subsidiaries (net of tax)	(506)	(713)	41

Net (Loss) Income	$(507)	$(714)	$46

Total Comprehensive (Loss) Income	$(507)	$(701)	$57

SERVICEMASTER GLOBAL HOLDINGS, INC. (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED BALANCE SHEETS
(In millions)

	As of December 31,
	2013	2012
Assets
Current Assets:
Cash and cash equivalents	$8	$6
Prepaid expenses and other assets	—	1

Total Current Assets	8	7
Other Assets:
Investments in and advances to subsidiaries	52	554

Total Assets	$60	$561

Liabilities and Shareholders' Equity Current Liabilities:
Accrued liabilities:
Other	$—	$3

Total Current Liabilities	—	3
Long-Term Debt	14	—
Other Long-Term Liabilities:
Deferred taxes	23	23

Total Other Long-Term Liabilities	23	23
Shareholders' Equity	23	535

Total Liabilities and Shareholders' Equity	$60	$561

SERVICEMASTER GLOBAL HOLDINGS, INC. (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF CASH FLOWS
(In millions)

	As of December 31,
	2013	2012	2011
Cash and Cash Equivalents at Beginning of Period	$6	$10	$12

Net (Loss) Income Before Equity in Net Income of Subsidiary	(1)	(1)	5
Loss on extinguishment of debt	—	—	(1)
Deferred income tax (benefit) provision	—	—	6
Change in working capital, net of acquisitions:
Current income taxes	—	—	(3)
Receivables	(3)	3	—
Inventories and other current assets	1	(1)	—
Accrued liabilities	—	—	3

Net Cash (Used for) Provided from Operating Activities from Continuing Operations	(3)	1	10

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	14	—	—
Payments of debt	—	—	65
Repurchase of common stock and payments of restricted stock share withholdings	(16)	(11)	(87)
Net intercompany advances	7	6	10

Net Cash Provided From (Used for) Financing Activities from Continuing Operations	5	(5)	(12)

Cash Increase (Decrease) During the Period	2	(4)	(2)

Cash and Cash Equivalents at End of Period	$8	$6	$10

Notes to ServiceMaster Global Holdings, Inc. (Parent) Condensed Financial Statements

1.     Basis of Presentation

        The condensed financial statements of ServiceMaster Global Holdings, Inc. ("Parent") are required as a result of the restricted net assets of Parent's consolidated subsidiaries exceeding 25% of Parent's consolidated net assets as of December 31, 2013. All consolidated subsidiaries of Parent are wholly owned. The primary source of income for Parent is equity in its subsidiaries' earnings.

        Pursuant to rules and regulations of the SEC, the unconsolidated condensed financial statements of Parent do not reflect all of the information and notes normally included with financial statements prepared in accordance with GAAP. Therefore, these condensed financial statements should be read in conjunction with the consolidated financial statements and related notes included in this Registration Statement on Form S-1.

        Parent has accounted for its subsidiaries under the equity method in the unconsolidated condensed financial statements.

2.     Related Party Transactions

        On April 19, 2013, Parent entered into a revolving promissory note with SvM with a maximum borrowing capacity of $25 million that is scheduled to mature on April 18, 2018. Amounts outstanding under this agreement shall bear interest at the rate of 5.0 percent per annum. As of December 31, 2013, Parent had borrowed $14 million under this note. The funds borrowed under this note are used by Parent to repurchase shares of its common stock from associates who have left SvM.